U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

    Read instructions at end of Form before preparing Form.
                     Please print or type.



     1.   Name   and  address  of  issuer:   Prudential
          Utility  Fund,  Inc.,  100  Mulberry  Street,
          Gateway Center Three, Newark, NJ 07102-4077.

     2.     Name of each series or class of securities for which
       this Form is filed (If the Form is being filed for all   series
       and classes of securities of the issuer, check the box but do not list series or classes):

                                                       [X]

     3.   Investment Company Act File Number: 811-3175
          Securities Act File Number: 2-72097

     4(a).Last day of fiscal year for which this notice
is                 filed: December 31, 1997.

      (b).[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See
          Instruction A.2)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

     4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

          5.   Calculation of registration fee:


         (i) Aggregate sale price of securities
             sold during the fiscal year in
                  reliance      on     rule      24(f):
$51,081,691

        (ii) Aggregate price of securities redeemed or
             repurchased during the fiscal year
                          (if              applicable):
$878,737,868

        iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October
             11,1995 that were not previously used

             to reduce registration fees payable to
              the Commission.                         $
          0

        (iv)      Total available redemption credits
                  [add   items   5(ii)   and   5(iii)].
        $878,737,868

         (v)  Net sales - If item 5(i)is greater
             than Item 5 (iv) [subtract item 5(iv)
              from  item  5(i).                       $
         0
        (vi)      Redemption credits available for use
                in future years.
                -if item 5(i)is less than item 5(iv)
                 [subtract  item 5(i)from item  (5(iv)]
        $827,656,177

       (vii) Multiplier for determining registration
               fee.  (See  instruction  C.9):         X
        .000295
      (viii)    Registration fee due [multiply item
              5(v) by item 5 (vii)] enter "0" if
             no fee is due.                          =$
      0
      6.   Prepaid Shares

         If  the  response to item 5(i) was  determined
         by          deducting an amount of  securities
         that were registered under the Securities  Act
         of  1933  pursuant to rule 24e-2 as in  effect
         before  October  11,  1997,  then  report  the
         amount  of  securities (number  of  shares  or
         other  units) deducted here: 72,041,872  .  If
         there  is  a  number of shares or other  units
         that  were  registered pursuant to rule  24e-2
         remaining  unsold  at the end  of  the  fiscal
         year  for  which this form is filed  that  are
         available  for  use by the  issuer  in  future
         fiscal  years,  then state that  number  here:
         0      .

      7.   Interest due - if this Form is being filed
         more than 90 days after the end of the
          issuer's fiscal year (See Instruction D):  +$
      0

      8. Total amount of the registration fee due
         plus any interest due [line 5(viii) plus
                            line                    7]:
      =$   0

      9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         Method of Delivery:

                     [ ]  Wire Transfer
                     [ ]  Mail or other means




                           SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By  (Signature  and  Title)   /s/Marguerite  E.H.
Morrison
                              Marguerite E.H. Morrison
                              Assistant Secretary


     Date: March 30, 1998





































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